Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Related Parties [Abstract]
Related Party Transactions
Related party transactions for the years ended December 31, 2015, 2016 and 2017 are as follows:

<Sales and Others>

			Sales and others
Company name	Transaction type		2015	2016	2017
			In millions of won
<Associates>
Daegu Green Power Co., Ltd.	Electricity sales	￦	1,055	—	—
Dongducheon Dream Power Co., Ltd.	Electricity sales		14,811	15,221	17,041
Korea Gas Corporation	Electricity sales		90,480	89,030	88,011
Daegu Photovoltaic Co., Ltd.	Service		—	—	349
Jeongam Wind Power Co., Ltd.	Electricity sales		8	6	30
Korea Power Engineering Service Co., Ltd.	Service		1,743	1,455	1,317
KS Solar Co., Ltd.	Electricity sales		21	20	5
Heang Bok Do Si Photovoltaic Power Co., Ltd.	Service		1	2	2
Korea Electric Power Industrial Development Co., Ltd.	Service		12,361	10,723	14,044
Goseong Green Energy Co., Ltd.	Electricity sales		9,306	9,195	24,069
Gangneung Eco Power Co., Ltd.	Service		9,761	5,223	2,391
Shin Pyeongtaek Power Co., Ltd.	Electricity sales		11,344	3,579	9,025
Naepo Green Energy Co., Ltd.	Electricity sales		66	104	185
Noeul Green Energy Co., Ltd.	Electricity sales	￦	45	177	32
Samcheok Eco Materials Co., Ltd.	Electricity sales		—	64	237
YTN Co., Ltd.	Electricity sales		1,753	1,785	1,987
Busan Green Energy Co., Ltd.	Service		1	133	120
Gunsan Bio Energy Co., Ltd. (formerly, Jungbu Bio Energy Co., Ltd.)	Electricity sales		—	6	—
Korea Electric Vehicle Charging Service	Electricity sales		2	89	700
Ulleungdo Natural Energy Co., Ltd.	Service		229	691	1,013
Tamra Offshore Wind Power Co., Ltd.	Service		—	12	55
Daegu clean Energy Co., Ltd.	Electricity sales		—	—	421
Cheongna Energy Co., Ltd.	Service		21,081	6,831	7,980
Gangwon Wind Power Co., Ltd.	Electricity sales		1,046	1,273	994
Hyundai Green Power Co., Ltd.	Design service		15,401	14,835	14,280
Korea Power Exchange	Service		4,272	7,141	8,446
Hyundai Energy Co., Ltd.	Service		25,402	24,719	15,627
Taebaek Wind Power Co., Ltd.	Service		872	796	813
Pyeongchang Wind Power Co., Ltd.	Design service		72	497	1,176
Daeryun Power Co., Ltd.	Electricity sales		1,731	1,516	1,796
Changjuk Wind Power Co., Ltd.	Electricity sales		754	863	788
KNH Solar Co., Ltd.	Electricity sales		17	17	17
S-Power Co., Ltd.	Service		7,278	5,994	12,852
Busan Solar Co., Ltd.	Electricity sales		16	8	—
Green Biomass Co., Ltd.	Electricity sales		51	2	—
SPC Power Corporation	Dividend income		1,433	8,346	5,562
Gemeng International Energy Co., Ltd.	Dividend income		37,163	16,476	13,365
PT. Cirebon Electric Power	Dividend income		—	—	550
Dolphin Property Limited	Dividend income		—	35	—
PT. Bayan Resources TBK	Service		164	160	717
Nepal Water & Energy Development Company Private Limited	Service		—	375	900
Pioneer Gas Power Limited	Service		274	164	62
Xe-Pian Xe-Namnoy Power Co., Ltd.	Service		584	773	661
PT. Mutiara Jawa	Service		—	—	47

<Joint ventures>
Daegu Green Power Co., Ltd.	Electricity sales		—	768	1,131
KEPCO SPC Power Corporation	Service		29,572	10,344	45,005
Daejung Offshore Wind Power Co., Ltd.	Electricity sales		1	1	1
KAPES, Inc.	Commission		1,315	1,176	1,420
Dangjin Eco Power Co., Ltd.	Technical fee		334	1,787	670
Honam Wind Power Co., Ltd.	Electricity sales		65	169	552
Seokmun Energy Co., Ltd.	Service		2,395	1,627	1,765
Incheon New Power Co., Ltd.	Construction revenue		388	524	539
Chun-cheon Energy Co., Ltd.	Electricity sales		2,201	3,079	4,855
Yeonggwangbaeksu Wind Power Co., Ltd.	Electricity sales		927	1,591	1,654
KW Nuclear Components Co., Ltd.	Service		1,948	3,327	644
KEPCO-Uhde Inc.	Service		—	6	34
GS Donghae Electric Power Co., Ltd.	Electricity sales		5,614	12,994	11,204
Busan Shinho Solar Power Co., Ltd.	Electricity sales		24	210	87
Datang Chifeng Renewable Power Co., Ltd.	Interest income		9,702	8,216	500
Rabigh Electricity Company	Dividend income		565	699	19,179
Rabigh Operation & Maintenance Company Limited	Dividend income		1,780	2,395	2,784
Datang Chaoyang Renewable Power Co., Ltd.	Dividend income	￦	—	—	839
Shuweihat Asia Power Investment B.V.	Dividend income		—	2,957	1,707
Shuweihat Asia Operation & Maintenance Company	Electricity sales		1,006	1,179	1,319
ASM-BG Investicii AD	Service		—	322	1,062
Jamaica Public Service Company Limited	Service		3,077	1,905	—
KV Holdings, Inc.	Dividend income		—	302	—
Datang KEPCO Chaoyang Renewable Co., Ltd.	Dividend income		—	440	—
Amman Asia Electric Power Company	Service		48,968	21,915	14,205
Kelar S.A	Service		6,229	1,702	570
Nghi Son 2 Power Ltd.	Electricity sales		—	—	2,693
Barakah One Company	Electricity sales		—	25,244	7,059
Nawah Energy Company	Service		—	—	34,421

<Others>
Yeongwol Energy Station Co., Ltd.	Service		814	858	830
DS POWER Co., Ltd.	Service		106,183	35,133	5,819
Korea Development Bank	Electricity sales		4,039	3,102	3,239
	Interest income		2,402	3,164	1,685

<Purchase and Others>

			Purchase and others
Company name	Transaction type		2015	2016	2017
			In millions of won
<Associates>
Dongducheon Dream Power Co., Ltd.	Electricity purchase	￦	1,003,346	946,463	813,440
Korea Gas Corporation	Purchase of power generation fuel		4,598,763	3,633,198	3,245,519
Daegu Photovoltaic Co., Ltd.	REC purchase		3,978	3,243	3,646
Korea Power Engineering Service Co., Ltd.	Service		3,241	723	1,292
KS Solar Co., Ltd.	REC purchase		6,211	4,080	900
Heang Bok Do Si Photovoltaic Power Co., Ltd.	Rental fee and others		479	410	570
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering service fee		273,057	250,057	289,293
Noeul Green Energy Co., Ltd.	Service		—	—	15,862
Samcheok Eco Materials Co., Ltd.	Electricity purchase		—	—	14
YTN Co., Ltd.	Advertisement fee		440	554	731
Busan Green Energy Co., Ltd.	Service		—	—	12,189
Korea Electric Vehicle Charging Service	Service		—	—	1,093
Ulleungdo Natural Energy Co., Ltd.	Electricity purchase		—	60	119
Tamra Offshore Wind Power Co., Ltd.	Electricity purchase		—	—	2,105
Cheongna Energy Co., Ltd.	Service		—	73	59
Gangwon Wind Power Co., Ltd.	Electricity purchase		21,946	22,780	25,968
Hyundai Green Power Co., Ltd.	Electricity purchase		486,443	469,547	458,378
Korea Power Exchange	Trading Fees		79,283	91,433	207,855
Hyundai Energy Co., Ltd.	Electricity purchase		1,684	1,313	87,607
Taebaek Wind Power Co., Ltd.	REC purchase		6,626	5,741	6,534
Pyeongchang Wind Power Co., Ltd.	Service		—	1,594	4,033
Daeryun Power Co., Ltd.	Electricity purchase		274,379	244,023	146,189
Changjuk Wind Power Co., Ltd.	Electricity purchase		6,472	5,786	6,981
KNH Solar Co., Ltd.	Electricity purchase	￦	4,598	4,006	3,947
S-Power Co., Ltd.	Electricity purchase		614,658	437,206	457,329
Busan Solar Co., Ltd.	Electricity purchase		4,055	1,079	—
Green Biomass Co., Ltd.	Woodchip purchase		3,782	2,232	1,345
Nepal Water & Energy Development Company Private Limited	Service		—	—	72

<Joint ventures>
Daegu Green Power Co., Ltd.	Electricity purchase		318,221	263,797	252,024
KAPES, Inc.	Service		47,130	140,555	164,165
Honam Wind Power Co., Ltd.	Electricity purchase		5,944	6,776	5,962
Seokmun Energy Co., Ltd.	REC purchase		—	—	21,674
Chun-cheon Energy Co., Ltd.	REC purchase		—	—	194,136
Yeonggwangbaeksu Wind Power Co., Ltd.	Electricity purchase		4,974	11,208	11,124
GS Donghae Electric Power Co., Ltd.	Electricity purchase		—	903	351,367
Busan Shinho Solar Power Co., Ltd.	REC purchase		7,565	6,770	7,984
Global Trade Of Power System Co., Ltd.	Service		192	882	414
Expressway Solar-light Power Generation Co., Ltd.	Electricity purchase		3,451	2,942	2,941
Jamaica Public Service Company Limited	Service		106	127	154
Amman Asia Electric Power Company	Service		125	—	—
Barakah One Company	Service		—	—	2,631

<Others>
Yeongwol Energy Station Co., Ltd.	REC purchase		16,408	14,875	14,256
Korea Development Bank	Interest expense		21,719	8,231	4,573
	Dividend paid		96,087	654,829	418,407

Receivables and payables arising from related party transactions
Receivables and payables arising from related party transactions as of December 31, 2016 and 2017 are as follows:

			Receivables		Payables
Company name	Type		2016	2017	2016	2017
			In millions of won
<Associates>
Dongducheon Dream Power Co., Ltd.	Trade receivables	￦	1,073	2,230	—	—
	Non-trade receivables and others		—	655	—	—
	Trade payables		—	—	93,493	77,817
Korea Gas Corporation	Trade receivables		8,739	9,833	—	—
	Non-trade receivables and others		78	339	—	—
	Trade payables		—	—	399,563	524,881
	Non-trade payables and others		—	—	9,090	569
Daegu Photovoltaic Co., Ltd.	Trade payables		—	—	56	71
Jeongam Wind Power Co., Ltd.	Non-trade payables and others		—	—	4	4
KS Solar Co., Ltd.	Trade receivables		2	—	—	—
	Trade payables		—	—	53	—
Korea Electric Power Industrial Development Co., Ltd.	Trade receivables		362	333	—	—
	Non-trade receivables and others		47	42	—	—
	Non-trade payables and others		—	—	18,628	18,006
Goseong Green Energy Co., Ltd.	Non-trade receivables and others		—	19	—	—
	Non-trade payables and others		—	—	3,900	7,140
Gangneung Eco Power Co., Ltd.	Trade receivables	￦	1	1	—	—
	Non-trade receivables and others		2,137	4,747	—	—
Shin Pyeongtaek Power Co., Ltd.	Non-trade receivables and others		215	210	—	—
	Non-trade payables and others		—	—	—	52
Naepo Green Energy Co., Ltd.	Trade receivables		14	17	—	—
Noeul Green Energy Co., Ltd.	Trade receivables		18	3	—	—
	Non-trade payables and others		—	—	—	2,041
Samcheok Eco Materials Co., Ltd.	Trade receivables		21	20	—	—
YTN Co., Ltd.	Trade receivables		165	98	—	—
	Non-trade payables and others		—	—	132	209
Busan Green Energy Co., Ltd.	Trade receivables		9	7	—	—
	Non-trade receivables and others		—	1,691	—	—
Korea Electric Vehicle Charging Service	Trade receivables		12	23	—	—
	Trade payables		—	—	—	45
Ulleungdo Natural Energy Co., Ltd.	Non-trade receivables and others		111	—	—	—
Cheongna Energy Co., Ltd.	Trade receivables		165	182	—	—
	Non-trade payables and others		—	—	82	1
Gangwon Wind Power Co., Ltd.	Trade receivables		8	6	—	—
	Trade payables		—	—	2,031	3,033
Hyundai Green Power Co., Ltd.	Trade receivables		569	946	—	—
	Trade payables		—	—	31,507	32,589
Korea Power Exchange	Trade receivables		1,066	463	—	—
	Non-trade receivables and others		53	128	—	—
	Non-trade payables and others		—	—	1,235	1,142
Hyundai Energy Co., Ltd.	Trade receivables		72	49	—	—
	Non-trade receivables and others		68,798	6,598	—	—
	Trade payables		—	—	86	223
	Non-trade payables and others		—	—	—	13,796
Ecollite Co., Ltd.	Non-trade receivables and others		210	210	—	—
Taebaek Wind Power Co., Ltd.	Trade receivables		—	116	—	—
	Non-trade receivables and others		112	—	—	—
	Trade payables		—	—	386	533
	Non-trade payables and others		—	—	304	121
Pyeongchang Wind Power Co., Ltd.	Trade receivables		4	3	—	—
	Non-trade payables and others		—	—	255	163
Daeryun Power Co., Ltd.	Trade receivables		140	162	—	—
	Trade payables		—	—	21,646	15,706
Changjuk Wind Power Co., Ltd.	Trade receivables		100	101	—	—
	Trade payables		—	—	358	515
	Non-trade payables and others		—	—	334	546
KNH Solar Co., Ltd.	Trade receivables		1	1	—	—
	Non-trade payables and others		—	—	204	193
S-Power Co., Ltd.	Trade receivables		142	117	—	—
	Non-trade receivables and others		393	5,183	—	—
	Trade payables		—	—	51,844	25,061
Green Biomass Co., Ltd.	Non-trade payables and others	￦	—	—	113	85
SPC Power Corporation	Non-trade receivables and others		—	76	—	—
Nepal Water & Energy Development Company Private Limited	Non-trade receivables and others		889	227	—	—
Pioneer Gas Power Limited	Non-trade receivables and others		82	—	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.	Non-trade receivables and others		58	53	—	—

<Joint ventures>
Daegu Green Power Co., Ltd.	Trade receivables		52	98	—	—
	Non-trade receivables and others		1	10	—	—
	Trade payables		—	—	27,400	25,257
KEPCO SPC Power Corporation	Non-trade receivables and others		2,349	—	—	—
KAPES, Inc.	Non-trade receivables and others		235	—	—	—
	Trade payables		—	—	—	55
	Non-trade payables and others		—	—	11,992	—
Dangjin Eco Power Co., Ltd.	Non-trade receivables and others		833	1,211	—	—
	Non-trade payables and others		—	—	—	41
Honam Wind Power Co., Ltd.	Trade payables		—	—	424	381
	Non-trade payables and others		—	—	3,082	3,013
Seokmun Energy Co., Ltd.	Trade receivables		114	93	—	—
	Non-trade receivables and others		160	276	—	—
	Non-trade payables and others		—	—	—	3,052
Incheon New Power Co., Ltd.	Trade receivables		128	128	—	—
Chun-cheon Energy Co., Ltd.	Trade receivables		—	129	—	—
	Non-trade receivables and others		255	252	—	—
	Trade payables		—	—	—	29,676
Yeonggwangbaeksu Wind Power Co., Ltd.	Trade receivables		6	7	—	—
	Non-trade receivables and others		145	144	—	—
	Trade payables		—	—	761	619
	Non-trade payables and others		—	—	1,362	1,300
KW Nuclear Components Co., Ltd.	Trade receivables		—	4	—	—
KEPCO-Uhde Inc.	Non-trade payables and others		—	—	4	4
GS Donghae Electric Power Co., Ltd.	Trade receivables		775	450	—	—
	Non-trade receivables and others		1,497	1,892	—	—
	Trade payables		—	—	—	73,570
	Non-trade payables and others		—	—	993	—
Busan Shinho Solar Power Co., Ltd.	Trade receivables		3	2	—	—
	Trade payables		—	—	129	159
	Non-trade payables and others		—	—	670	811
Datang Chifeng Renewable Power Co., Ltd.	Non-trade receivables and others		210	82	—	—
Rabigh Operation & Maintenance Company Limited	Trade receivables		2,275	—	—	—
	Non-trade receivables and others		—	869	—	—
ASM-BG Investicii AD	Non-trade receivables and others		64	37	—	—
Jamaica Public Service Company Limited	Trade receivables		615	—	—	—
Amman Asia Electric Power Company	Trade receivables		2,509	2,675	—	—
Nawah Energy Company	Trade receivables		—	10,419	—	—

<Others>
Yeongwol Energy Station Co., Ltd.	Trade receivables		7,064	7,068	—	—
	Trade payables		—	—	229	—
DS POWER Co., Ltd.	Trade receivables		1,775	340	—	—
Korea Development Bank	Accrued interest income		672	204	—	—
	Non-trade receivables and others		217,481	501,029	—	—
	Non-trade payables and others		—	—	408	200
	Derivatives		25,306	569	3,278	22,398

Loans and others arising from related party transactions
Loans and others arising from related party transactions as of December 31, 2016 and 2017 are as follows:

Type	Company name		Beginning balance	Loans	Collection	Others	Ending balance
			In millions of won
Associates	KNOC Nigerian East Oil Co., Ltd., KNOC Nigerian West Oil Co., Ltd.	￦	29,282	169	—	(3,110)	26,341
	(Allowance for doubtful accounts)		(18,191)	—	—	1,640	(16,551)
Associates	PT. Cirebon Electric Power		26,733	2,199	(7,876)	(5,620)	15,436
Associates	Xe-Pian Xe-Namnoy Power Co., Ltd.		1,413	—	—	—	1,413
Associates	PT Wampu Electric Power		14,022	905	—	(1,639)	13,288
Associates	Gunsan Bio Energy Co., Ltd. (formerly, Jungbu Bio Energy Co., Ltd.)		9,396	—	—	—	9,396
Associates	Hyundai Energy Co., Ltd.		2,465	—	—	—	2,465
	(Allowance for doubtful accounts)		—	—	—	(2,465)	(2,465)
Joint ventures	KEPCO SPC Power Corporation		27,795	—	(7,803)	(2,743)	17,249
Joint ventures	Datang Chifeng Renewable Power Co., Ltd.		16,344	—	(7,647)	(1,452)	7,245
Joint ventures	Rabigh Electricity Company		2,641	—	(2,496)	(145)	—
Joint ventures	KODE NOVUS II LLC		4,532	—	—	(514)	4,018
	(Allowance for doubtful accounts)		(4,532)	—	—	514	(4,018)
Joint ventures	Kelar S.A		—	54,631	(3,568)	(4,443)	46,620
Joint ventures	Daehan Wind Power PSC		683	640	—	(112)	1,211
Joint ventures	Chester Solar IV SpA		—	4,802	—	(195)	4,607

		￦	112,583	63,346	(29,390)	(20,284)	126,255

Borrowings arising from related party transactions
Borrowings arising from related party transactions as of December 31, 2016 and 2017 are as follows:

Related parties	Type		Beginning balance	Borrowings	Repayment	Others	Ending balance
			In millions of won
Korea Development	Facility	￦	207,993	27,324	(141,434)	—	93,883
Bank	Others		5,663	—	(754)	—	4,909
	Operating funds		37,000	49,000	(25,000)	—	61,000
	Syndicated Loan		6,075	11,855	—	(1,629)	16,301

Guarantees provided to associates or joint ventures
Guarantees provided to associates or joint ventures as of December 31, 2017 are as follows:

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Guarantee
In millions of won and thousands of foreign currencies

Korea Electric Power Corporation	Shuweihat Asia Operation & Maintenance Company	Performance guarantees	USD 11,000	SAPCO

Korea Electric Power Corporation	KNOC Nigerian East Oil Co., Ltd. and KNOC Nigerian West Oil Co., Ltd.	Performance guarantees	USD 34,650	Korea National Oil Corporation (Nigerian government)

Korea Electric Power Corporation	Rabigh Operation & Maintenance Company Limited	Performance guarantees and others	USD 1,387	RABEC

Korea Electric Power Corporation	Nghi Son 2 Power Ltd.	Bidding guarantees	USD 10,000	SMBC Ho Chi Minh

Korea Electric Power Corporation	Barakah One Company	Debt guarantees	USD 900,000	Export-Import Bank of Korea and others

		Performance guarantees and others	USD 3,404,275

Korea Western Power Co., Ltd.	Cheongna Energy Co., Ltd.	Collateralized money invested	KRW 27,211	KEB Hana Bank and others

		Guarantees for supplemental funding and others (*1)	—
Korea Western Power Co., Ltd.	Xe-Pian Xe-Namnoy Power Co., Ltd.	Payment guarantees for business reserve	USD 2,500	Krung Thai Bank
		Collateralized money invested	USD 62,253	Krung Thai Bank
		Impounding bonus guarantees	USD 5,000	SK E&C
Korea Western Power Co., Ltd.	Rabigh Operation & Maintenance Company Limited	Performance guarantees and others	SAR 5,600	Saudi Arabia British Bank
Korea Western Power Co., Ltd.	Daegu Photovoltaic Co., Ltd.	Collateralized money invested	KRW 1,230	Korea Development Bank
Korea Western Power Co., Ltd.	Dongducheon Dream Power Co., Ltd.	Collateralized money invested	KRW 53,233	Kookmin Bank and others
Korea Western Power Co., Ltd.	PT. Mutiara Jawa	Collateralized money invested	USD 2,610	Woori Bank
Korea Western Power Co., Ltd.	Heang Bok Do Si Photovoltaic Power Co., Ltd.	Collateralized money invested	KRW 194	Nonghyup Bank
Korea Western Power Co., Ltd.	Shin Pyeongtaek Power Co., Ltd.	Collateralized money invested	KRW 43,920	Kookmin Bank
Korea East-West Power Co., Ltd.	Busan Shinho Solar Power Co., Ltd.	Collateralized money invested	KRW 2,100	Korea Development Bank and others
Korea East-West Power Co., Ltd.	Seokmun Energy Co., Ltd.	Collateralized money invested	KRW 15,370	Kookmin Bank and others
Korea East-West Power Co., Ltd.	Chun-cheon Energy Co., Ltd.	Collateralized money invested	KRW 52,700	Kookmin Bank and others
		Guarantees for supplemental funding(*1)	KRW 60,270	Kookmin Bank and others
Korea East-West Power Co., Ltd.	Honam Wind Power Co., Ltd.	Collateralized money invested	KRW 3,480	Shinhan Bank and others
Korea East-West Power Co., Ltd.	GS Donghae Electric Power Co., Ltd.	Collateralized money invested	KRW 204,000	Korea Development Bank and others
Korea East-West Power Co., Ltd.	Yeonggwangbaeksu Wind Power Co., Ltd.	Collateralized money invested	KRW 3,000	Kookmin Bank and others
Korea East-West Power Co., Ltd.	Yeonggwang Wind Power Co., Ltd.	Collateralized money invested	KRW 15,375	KEB Hana Bank and others
Korea East-West Power Co., Ltd.	PT. Tanjung Power Indonesia	Debt guarantees	USD 46,983	The Bank of Tokyo-Mitsubishi and others
		Other guarantees	USD 3,150	PT Adaro Indonesia
EWP Barbados 1 SRL	South Jamaica Power Company Limited	Performance guarantees	USD 14,400	Societe Generale
		Guarantees for supplemental funding and others(*1, 3)	USD 60,000	JCSD Trustee Services Limited and others
Korea Southern Power Co., Ltd.	KNH Solar Co., Ltd.	Collateralized money invested	KRW 1,296	Shinhan Bank and Kyobo Life Insurance Co., Ltd.
		Performance guarantees and guarantees for supplemental funding and others(*1)	—
Korea Southern Power Co., Ltd.	Daeryun Power Co., Ltd.	Collateralized money invested	KRW 25,477	Korea Development Bank and others
		Guarantees for supplemental funding and others(*1)	—
Korea Southern Power Co., Ltd.	Changjuk Wind Power Co., Ltd.	Collateralized money invested	KRW 3,801	Shinhan Bank
		Guarantees for supplemental funding(*1)	—
Korea Southern Power Co., Ltd.	Daegu Green Power Co., Ltd.	Collateralized money invested	KRW 46,226	Shinhan Bank
Korea Southern Power Co., Ltd.	Kelar S.A	Performance guarantees	USD 63,707	KEB Hana Bank, SMBC, Mizuho Bank and others
Korea Southern Power Co., Ltd.	DS POWER Co., Ltd.	Collateralized money invested	KRW 2,900	Korea Development Bank and others
		Guarantees for supplemental funding and others(*1)	—
Korea Southern Power Co., Ltd.	Pyeongchang Wind Power Co., Ltd.	Collateralized money invested	KRW 3,875	Woori Bank and Shinhan Bank
		Performance guarantees and guarantees for supplemental funding and others(*1)	—
Korea Southern Power Co., Ltd.	Taebaek Wind Power Co., Ltd.	Guarantees for supplemental funding and others(*1)	—	Shinhan Bank
Korea Southern Power Co., Ltd.	Jeongam Wind Power Co., Ltd	Collateralized money invested Guarantees for supplemental funding and others (*1)	KRW 5,580 —	SK Securities Co., Ltd.
Korea Southern Power Co., Ltd.	Naepo Green Energy Co., Ltd.		KRW 29,200	Hana Financial Investment Co., Ltd. and others
		Guarantees for supplemental funding and others (*1)	—
KEPCO Engineering & Construction Company, Inc.	DS POWER Co., Ltd.	Collateralized money invested	KRW 15,000	Korea Development Bank and others
Korea Midland Power Co., Ltd.	Hyundai Green Power Co., Ltd.	Collateralized money invested	KRW 87,003	Korea Development Bank and others
		Guarantees for supplemental funding and others (*1)	—
Korea Midland Power Co., Ltd.	PT. Cirebon Electric Power	Debt guarantees	USD 11,550	Mizuho Bank
Korea Midland Power Co., Ltd.	PT Wampu Electric Power	Debt guarantees	USD 5,068	SMBC
Korea Midland Power Co., Ltd.	Gangwon Wind Power Co., Ltd.	Collateralized money invested	KRW 7,409	IBK and others
Korea Midland Power Co., Ltd.	YaksuESS Co., Ltd	Collateralized money invested	KRW 210	Hanwha Life Insurance Co., Ltd.
		Guarantees for supplemental funding and others (*1)	—
Korea South-East Power Co., Ltd.	Hyundai Energy Co., Ltd.	Collateralized money invested	KRW 47,067	Korea Development Bank and others
		Performance guarantees and guarantees for supplemental funding and others (*1)	KRW 78,600
Korea South-East Power Co., Ltd.	RES Technology AD	Collateralized money invested	KRW 15,595	UniCredit Bulbank and others
Korea South-East Power Co., Ltd.	ASM-BG Investicii AD	Collateralized money invested	KRW 16,101	UniCredit Bulbank and others
Korea South-East Power Co., Ltd.	Express Solar-light Power Generation Co., Ltd.	Guarantees for supplemental funding (*1, 2)	KRW 2,500	Woori Bank
Korea South-East Power Co., Ltd.	S-Power Co., Ltd.	Collateralized money invested	KRW 132,300	Korea Development Bank and others
KOSEP USA, INC.	KODE NOVUS II LLC	Guarantees for supplemental funding and others (*1)	—	Korea Development Bank
KOSEP USA, INC.	KODE NOVUS I LLC	Guarantees for supplemental funding and others (*1)	—	Export-Import Bank of Korea and others
Korea Hydro & Nuclear Power Co., Ltd.	Yeongwol Energy Station Co., Ltd.	Collateralized money invested	KRW 1,400	Meritz Fire & Marine Insurance Co., Ltd.
Korea Hydro & Nuclear Power Co., Ltd.	Noeul Green Energy Co., Ltd.,	Collateralized money invested	KRW 1,740	KEB Hana Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Busan Green Energy Co., Ltd.	Collateralized money invested	KRW 5,243	Shinhan Bank and others
KEPCO Plant Service & Engineering Co., Ltd.	Incheon New Power Co., Ltd.	Collateralized money invested	KRW 8,160	Shinhan Bank
		Guarantees for supplemental funding and others (*1)	—

(*1)	The Company guarantees to provide supplemental funding for business with respect to excessive business expenses or insufficient repayment of borrowings.

(*2)	The Company has granted the right to Hana Financial Investment Co., Ltd., as an agent for the creditors to Express Solar-light Power Generation Co., Ltd. (“ESPG”), to the effect that in the event of acceleration of ESPG’s payment obligations under certain borrowings to such creditors, Hana Financial may demand the Company to dispose of shares in ESPG held by the Company and apply the resulting proceeds to repayment of ESPG’s obligations.

(*3)

This includes a guarantee for the shareholder’s capital payment in connection with the business of 190MW gas complex thermal power plant in Jamaica. EWP (Barbados) 1 SRL’s capital contribution amount is USD 6,400 thousand and the total amount of guarantees is USD 27,000 thousand which consists of USD 12,000 thousand of EWP (Barbados) 1 SRL’s contribution obligation and USD 15,000 thousand of SJEH’s portion (50%) of contribution obligation.

Derivatives transactions with related parties
Derivatives transactions with related parties as of December 31, 2017 are as follows:

(i)	Currency Swap

In millions of won and thousands of U.S. dollars
Counterparty	Contract year		Contract Amount		Contract interest rate per annum			Contract exchange rate
			Pay	Receive	Pay (%)	Receive (%)
Korea Development Bank	2016~2019	￦	105,260	USD 100,000	2.48%	2.38%	￦	1,052.60
	2015~2025		111,190	USD 100,000	2.62%	3.25%		1,111.90
	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
	2017~2020		114,580	USD 100,000	1.75%	2.38%		1,145.80
	2016~2021		121,000	USD 100,000	2.15%	2.50%		1,210.00
	2017~2022		113,300	USD 100,000	1.94%	2.63%		1,133.00

(ii)	Currency forward

In millions of won and thousands of foreign currencies
Counterparty	Contract Date	Maturity date		Contract amounts			Contract exchange rate
				Pay	Receive
Korea Development Bank	2017.12.27	2021.07.12	￦	104,849	USD 100,000	￦	1,048.49
	2017.12.14	2018.01.10		11,950	USD 11,000		1,086.35
	2017.12.20	2018.01.16		15,130	USD 14,000		1,080.70
	2017.12.28	2018.01.31		11,782	USD 11,000		1,071.10

Salaries and other compensations to the key members of management of the Company
Salaries and other compensations to the key members of management of the Company for the years ended December 31, 2015, 2016 and 2017 are as follows:

Type		2015	2016	2017
		In millions of won
Salaries	￦	1,271	1,463	1,271
Employee benefits		59	33	54

	￦	1,330	1,496	1,325